Goodwill and Other Intangible Assets - Summary of Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Gross carrying amount at beginning of year	$ 15,070		$ 16,401
Additions	1,331
Accumulated amortization	(11,051)		(12,642)
Gross carrying amount at end of year	$ 5,350	$ 2,886	$ 3,759